Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Property, Plant and Equipment Estimated Useful Life	Within the property, plant and equipment, the value for construction in process is included within the manufacturing equipment.
Category	Estimated useful life
Leasehold improvements	1-3 years
Manufacturing equipment	3 – 10 years
Computer and electronic equipment	3 – 5 years
Office equipment	2 – 4 years
Motor vehicles	3 – 4 years

Schedule of Amounts and Percentages of Total Revenues

The following table sets forth a breakdown of the Group’s revenues, in absolute amounts and percentages of total revenues for the years presented:

	For the Years Ended December 31,
	2023		2024		2025
	RMB	%	RMB	%	RMB	US$	%
Sourcing services	1,513	7.7	63	0.1	1,090	155	2.7
Product sales	17,062	86.3	41,819	94.5	36,628	5,211	89.0
Battery-swapping services	1,189	6.0	1,177	2.7	402	57	1.0
Two-wheeled vehicle battery-swapping services	-	-	1,231	2.7	3,005	428	7.3
Total revenues	19,764	100.0	44,290	100.0	41,125	5,851	100.0